Notes to Consolidated Statements of Cash flows - Disclosure of Reconciliation From Profit/(Loss) Before Income Tax to Cash Used In Operating Activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation from profit before income tax to cash used in operating activities [Line Items]
Profit/(loss) before income tax expense	¥ (577,746)	¥ (2,078,685)	¥ 1,588,465
Adjustments for
Depreciation of property and equipment	49,831	104,439	185,222
Depreciation of right-of-use assets	209,151	283,645	427,358
Amortization of intangible assets	14,608	39,766	11,022
Share of loss of associates and joint ventures	0	691	5,416
Net gain on sales of property and equipment, and intangible assets	1,006	84,666	21,994
Net unrealized loss/(gain) on financial assets at fair value through profit or loss	(871,086)	1,583,149	525,003
Non-cash employee benefits expense-share based payment	374	(18,119)	(36,204)
Asset impairment losses	28,306	0	31,246
Credit impairment losses	10,575,102	7,638,072	5,596,942
Finance costs classified as financing activities	981,416	1,114,753	1,764,472
Investment income classified as investing activities	(783,678)	(537,329)	(604,979)
Foreign exchange loss/(gain)	64,565	190,800	(75,714)
Change in operating assets and liabilities	9,691,849	8,405,848	9,440,243
Change in operating assets and liabilities, net of effects from purchase of controlled entity
Decrease in loans to customers and accounts and other receivables	3,486,172	17,856,581	103,902,273
Decrease/(increase) in accounts and other payables	1,093,009	(22,107,429)	(97,868,864)
Net cash generated from / (used in) operating activities	¥ 14,271,030	¥ 4,155,000	¥ 15,473,652